NET LOSS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
NET LOSS PER SHARE
NET LOSS PER SHARE

NOTE 7 – NET LOSS PER SHARE

Basic and diluted net loss per shares of common stock for the nine months ended September 30, 2024 and 2023 was determined by dividing net loss by the weighted average shares of common stock outstanding during the period. The Company’s potentially dilutive shares, consisting of 6,136,245 warrants and 3,880,000 stock options, have not been included in the computation of diluted net loss per share for all periods as the result would be antidilutive.

NOTE 8 – NET LOSS PER SHARE

Basic and diluted net loss per share of common stock for the year ended December 31, 2023 and 2022 was determined by dividing net loss by the weighted average shares of common stock outstanding during the period. The Company’s potentially dilutive securities, consisting of 6,195,456 warrants, and 2,985,000 stock options, have not been included in the computation of diluted net loss per share for all periods as the result would be antidilutive.